Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - EUR (€) € in Millions	Jun. 30, 2023		Jun. 30, 2022
Balance, beginning of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	€ 3,053		€ 3,614
Positive market values from derivative financial instruments	9,564		9,042
Other trading assets	5,494		5,201
Non-trading financial assets mandatory at fair value through profit and loss	5,790		4,896
Financial assets designated at fair value through profit or loss	94		49
Financial assets at fair value through other comprehensive income	2,676		2,302
Other financial assets at fair value	5		78
Total financial assets held at fair value	26,675		25,182
Financial liabilities held at fair value:
Trading securities, liabilities	30		33
Negative market values from derivative financial instruments	8,500		9,781
Other trading liabilities	3		49
Financial liabilities designated at fair value through profit or loss	2,792		1,740
Other financial liabilities at fair value	(511)		(179)
Total financial liabilities held at fair value	10,815		11,424
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	0		0
Positive market values from derivative financial instruments	0		0
Other trading assets	0		0
Non-trading financial assets mandatory at fair value through profit and loss	(1)		0
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	0		0
Other financial assets at fair value	0		0
Total financial assets held at fair value	(1)		0
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(40)	[1]	(316)	[2]
Positive market values from derivative financial instruments	(323)	[1]	(2,034)	[2]
Other trading assets	19	[1]	37	[2]
Non-trading financial assets mandatory at fair value through profit and loss	(118)	[1]	547	[2]
Financial assets designated at fair value through profit or loss	(2)	[1]	4	[2]
Financial assets at fair value through other comprehensive income	(71)	[1],[3]	5	[2],[4]
Other financial assets at fair value	0	[1]	0	[2]
Total financial assets held at fair value	(535)	[1],[5],[6]	(1,757)	[2],[7],[8]
Financial liabilities held at fair value:
Trading securities, liabilities	0	[1]	(1)	[2]
Negative market values from derivative financial instruments	(673)	[1]	(2,182)	[2]
Other trading liabilities	0	[1]	(45)	[2]
Financial liabilities designated at fair value through profit or loss	(44)	[1]	125	[2]
Other financial liabilities at fair value	239	[1]	(485)	[2]
Total financial liabilities held at fair value	(477)	[1],[5],[6]	(2,588)	[2],[7],[8]
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	955		1,646
Positive market values from derivative financial instruments	0		0
Other trading assets	460		579
Non-trading financial assets mandatory at fair value through profit and loss	198		162
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	249		62
Other financial assets at fair value	0		0
Total financial assets held at fair value	1,862		2,449
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(598)		(1,274)
Positive market values from derivative financial instruments	0		0
Other trading assets	(588)		(1,063)
Non-trading financial assets mandatory at fair value through profit and loss	(80)		(61)
Financial assets designated at fair value through profit or loss	0		0
Financial assets at fair value through other comprehensive income	(110)		(156)
Other financial assets at fair value	0		0
Total financial assets held at fair value	(1,377)		(2,553)
Financial liabilities held at fair value:
Trading securities, liabilities	0		0
Negative market values from derivative financial instruments	0		0
Other trading liabilities	0		0
Financial liabilities designated at fair value through profit or loss	0		0
Other financial liabilities at fair value	0		0
Total financial liabilities held at fair value	0		0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	0	[9]	80	[10]
Positive market values from derivative financial instruments	0	[9]	0	[10]
Other trading assets	1,107	[9]	1,431	[10]
Non-trading financial assets mandatory at fair value through profit and loss	77	[9]	1,109	[10]
Financial assets designated at fair value through profit or loss	0	[9]	0	[10]
Financial assets at fair value through other comprehensive income	723	[9]	313	[10]
Other financial assets at fair value	0	[9]	0	[10]
Total financial assets held at fair value	1,907	[9]	2,932	[10]
Financial liabilities held at fair value:
Trading securities, liabilities	0	[9]	0	[10]
Negative market values from derivative financial instruments	0	[9]	0	[10]
Other trading liabilities	0	[9]	0	[10]
Financial liabilities designated at fair value through profit or loss	1,030	[9]	1,163	[10]
Other financial liabilities at fair value	0	[9]	0	[10]
Total financial liabilities held at fair value	1,030	[9]	1,163	[10]
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(288)	[11]	(79)	[12]
Positive market values from derivative financial instruments	(75)	[11]	13	[12]
Other trading assets	(582)	[11]	(660)	[12]
Non-trading financial assets mandatory at fair value through profit and loss	(789)	[11]	(535)	[12]
Financial assets designated at fair value through profit or loss	0	[11]	(45)	[12]
Financial assets at fair value through other comprehensive income	(387)	[11]	(349)	[12]
Other financial assets at fair value	0	[11]	0	[12]
Total financial assets held at fair value	(2,121)	[11]	(1,655)	[12]
Financial liabilities held at fair value:
Trading securities, liabilities	46	[11]	0	[12]
Negative market values from derivative financial instruments	(205)	[11]	(254)	[12]
Other trading liabilities	14	[11]	0	[12]
Financial liabilities designated at fair value through profit or loss	(626)	[11]	(129)	[12]
Other financial liabilities at fair value	24	[11]	(7)	[12]
Total financial liabilities held at fair value	(746)	[11]	(390)	[12]
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	576	[13]	1,174	[14]
Positive market values from derivative financial instruments	2,110	[13]	6,976	[14]
Other trading assets	582	[13]	505	[14]
Non-trading financial assets mandatory at fair value through profit and loss	120	[13]	177	[14]
Financial assets designated at fair value through profit or loss	75	[13]	88	[14]
Financial assets at fair value through other comprehensive income	355	[13]	566	[14]
Other financial assets at fair value	0	[13]	0	[14]
Total financial assets held at fair value	3,817	[13]	9,486	[14]
Financial liabilities held at fair value:
Trading securities, liabilities	0	[13]	0	[14]
Negative market values from derivative financial instruments	1,620	[13]	5,517	[14]
Other trading liabilities	0	[13]	0	[14]
Financial liabilities designated at fair value through profit or loss	24	[13]	80	[14]
Other financial liabilities at fair value	(8)	[13]	1	[14]
Total financial liabilities held at fair value	1,636	[13]	5,598	[14]
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	(364)	[13]	(785)	[14]
Positive market values from derivative financial instruments	(2,410)	[13]	(2,477)	[14]
Other trading assets	(275)	[13]	(567)	[14]
Non-trading financial assets mandatory at fair value through profit and loss	(646)	[13]	(912)	[14]
Financial assets designated at fair value through profit or loss	0	[13]	0	[14]
Financial assets at fair value through other comprehensive income	(159)	[13]	(158)	[14]
Other financial assets at fair value	1	[13]	49	[14]
Total financial assets held at fair value	(3,852)	[13]	(4,851)	[14]
Financial liabilities held at fair value:
Trading securities, liabilities	0	[13]	0	[14]
Negative market values from derivative financial instruments	(2,232)	[13]	(1,904)	[14]
Other trading liabilities	0	[13]	0	[14]
Financial liabilities designated at fair value through profit or loss	(36)	[13]	(50)	[14]
Other financial liabilities at fair value	15	[13]	40	[14]
Total financial liabilities held at fair value	(2,253)	[13]	(1,914)	[14]
Balance, end of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	3,293		4,060
Positive market values from derivative financial instruments	8,866		11,519
Other trading assets	6,218		5,462
Non-trading financial assets mandatory at fair value through profit and loss	4,551		5,383
Financial assets designated at fair value through profit or loss	166		96
Financial assets at fair value through other comprehensive income	3,276		2,585
Other financial assets at fair value	6		127
Total financial assets held at fair value	26,376		29,232
Financial liabilities held at fair value:
Trading securities, liabilities	77		33
Negative market values from derivative financial instruments	7,010		10,958
Other trading liabilities	17		4
Financial liabilities designated at fair value through profit or loss	3,141		2,928
Other financial liabilities at fair value	(240)		(630)
Total financial liabilities held at fair value	€ 10,005		€ 13,293

[1]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters
[2]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the interim consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the interim consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters
[3]	Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 32 million recognized in other comprehensive income, net of tax
[4]	Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 104 million recognized in other comprehensive income, net of tax
[5]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains
[6]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 254 million and for total financial liabilities held at fair value this is a gain of € 39 million
[7]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains
[8]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 537 million and for total financial liabilities held at fair value this is a loss of € 73 million
[9]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[10]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[11]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements
[12]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements
[13]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year
[14]	Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year